TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2022
TRADE ACCOUNTS RECEIVABLE, NET
Schedule of Accounts receivable

Accounts receivable, net consisted of the following:

	June 30,	June 30,	June 30,
	2021	2022	2022
Third Parties	RMB	RMB	U.S. Dollars
Trade accounts receivable	¥31,669,331	¥27,206,752	$4,062,089
Allowance for credit losses	(4,982,443)	(4,628,772)	(691,095)
Total third-parties, net	¥26,686,888	¥22,577,980	$3,370,994

	June 30,	June 30,	June 30,
	2021	2022	2022
Third Parties- long-term	RMB	RMB	U.S. Dollars
Trade accounts receivable	¥4,332,984	¥4,983,698	$744,089
Allowance for credit losses	(4,332,984)	(4,983,698)	(744,089)
Total third-parties, net	¥—	¥—	$—

Schedule of Movement of allowance for doubtful accounts

Movement of allowance for doubtful accounts is as follows:

	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
Beginning balance	¥5,849,504	¥9,315,427	$1,390,834
Charge to credit losses	3,730,606	153,329	22,893
Less: write-off	(254,853)	—	—
Foreign currency translation adjustments	(9,830)	143,714	21,457
Ending balance	¥9,315,427	¥9,612,470	$1,435,184